Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,625	$ 2,007	$ 1,778
Increase - Decrease	(613)	(440)	(284)
Change in fair value	39	58	513
Equity instruments as of the end of the period	1,051	1,625	2,007
Other Comprehensive Income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	573	783	506
Increase - Decrease	(566)	(276)	(256)
Change in fair value	112	66	533
Equity instruments as of the end of the period	119	573	783
Other Comprehensive Income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	457	613	173
Increase - Decrease	(579)	(177)	(251)
Change in fair value	122	21	691
Equity instruments as of the end of the period		457	613
Other Comprehensive Income | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		57	207
Increase - Decrease		(111)	(1)
Change in fair value		54	(149)
Equity instruments as of the end of the period			57
Other Comprehensive Income | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	116	113	126
Increase - Decrease	13	12	(4)
Change in fair value	(10)	(9)	(9)
Equity instruments as of the end of the period	119	116	113
Fair value through P&L - assets
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,052	1,224	1,272
Increase - Decrease	(47)	(164)	(28)
Change in fair value	(73)	(8)	(20)
Equity instruments as of the end of the period	932	1,052	1,224
Fair value through P&L - assets | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		58	62
Increase - Decrease		(58)	(4)
Equity instruments as of the end of the period			58
Fair value through P&L - assets | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	14	27	28
Change in fair value	(9)	(13)	(1)
Equity instruments as of the end of the period	5	14	27
Fair value through P&L - assets | Hubei Cathay Smart Energy Fund
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	36	36	15
Increase - Decrease	7	1	21
Change in fair value	11	(1)
Equity instruments as of the end of the period	54	36	36
Fair value through P&L - assets | Tas Helat Marketing Company
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			108
Increase - Decrease			(108)
Fair value through P&L - assets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,002	1,103	1,059
Increase - Decrease	(54)	(107)	63
Change in fair value	(75)	6	(19)
Equity instruments as of the end of the period	$ 873	$ 1,002	$ 1,103